Offerings - Offering: 1	Feb. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class C Capital Stock, par value $0.0001 per share
Amount Registered | shares	14,520,009
Proposed Maximum Offering Price per Unit	85.27
Maximum Aggregate Offering Price	$ 1,238,121,167.43
Fee Rate	0.01531%
Amount of Registration Fee	$ 189,556.35
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Class C capital stock of Zillow Group, Inc. (the “Registrant”) that may become issuable under the Registrant’s 2020 Incentive Plan (the “Plan”) as a result of any future stock splits, stock dividends or similar adjustments of the Registrant’s outstanding Class C capital stock.
(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act. The proposed maximum offering price per share is estimated to be $85.27, based on the average of the high sales price ($86.00) and the low sales price ($84.53) for the Registrant’s Class C capital stock as reported by The Nasdaq Global Select Market on February 5, 2025.
(3) The shares are being registered pursuant to the automatic annual share increase under the Plan that became effective on January 1, 2025.